Stockholders' Equity (Details 2) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Opening balance				$ (3,618)		$ (1,408)		$ (1,408)
Proceeds from issuance of Series B Shares				2,225				1,458
Accretion of Series B Preferred Stock to redemption value		[1]	[1]	1,968	[1]		[1]	3
Amortization of discount
Conversion of Series B Preferred Stock into Common Stock				2,553
Dividend on Series B Preferred Stock	62	[2]	[2]	141	[3]		[2]
Closing balance	(3,051)			(3,051)				(3,618)	(1,408)
Series B Preferred Stock [Member]
Opening balance				87
Proceeds from issuance of Series B Shares				2,225				1,500
Accretion of Series B Preferred Stock to redemption value				1,968				3
Partial exercise of Series B Preferred Stock written call option on the second date				677				1,500
Amortization of discount								84
Conversion of Series B Preferred Stock into Common Stock				(2,553)
Dividend on Series B Preferred Stock				141
Closing balance	$ 2,545			$ 2,545				$ 87

[1]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.
[2]	The net loss used for the computation of basic and diluted net loss per share for three and six months ended June 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).
[3]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (The Certificate of Designation) under the liquidation preference right (see also Note 14).